Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Office electronic equipment	37,520	20,448	2,845
Office fixtures and furniture	139,119	147,312	20,493
Vehicles	1,201,452	1,201,452	167,137
Leasehold improvements	271,572	-	-
Subtotal	1,649,663	1,369,212	190,475
Less: accumulated depreciation	(899,711)	(923,842)	(128,518)
Total	749,952	445,370	61,957